SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering cost	$ 17,000	$ 287,780
Common stock subject to possible redemption, shares	33,421,570	28,283,580	28,283,580
Deferred tax asset	$ 637,000	$ 59,200	$ 59,200
Valuation allowance		$ 59,200	$ 59,200
Income tax expense	$ 0
Effective tax rate (in percent)	0.00%	21.00%	0.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	0	0	$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Offering cost	18,847,894	$ 18,847,894
Adjustments for stockholders equity	18,132,174
Transaction costs	$ 715,720
Warrants excluded from calculation of EPS	26,410,785	26,410,785
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares	33,421,570	28,283,580	28,283,580